Leases - Lease liability maturity analysis (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	£ 1,639	£ 1,817
Not more than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	230	255
One to two year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	215	221
Two to three year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	197	198
Three to four year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	182	176
Four to five year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	149	162
Five to ten years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	503	557
Greater than ten years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	£ 163	£ 248